Revision of Previously Issued Financial Statements (Tables)	9 Months Ended
Sep. 30, 2024
Revision of Previously Issued Financial Statements [Abstract]
Schedule of Effects of Revisions on the Financial Statements	The following tables present the effects of revisions on the Company’s financial statements as of September 30, 2023, and for the nine months ended September 30, 2023:
	September 30, 2023
Consolidated balance sheet	As previously reported	Adjustments	As Revised
Digital assets	5,036,600	559,000	5,595,600
Total current assets	7,424,500	559,000	7,983,500
Total assets	9,033,800	559,000	9,592,800
Accumulated deficit	(17,865,100)	559,000	(17,306,100)
Total Mega Matrix Corp. Stockholders’ Equity	10,281,300	559,000	10,840,300
Total equity	8,736,200	559,000	9,295,200
Total liabilities and equity	9,033,800	559,000	9,592,800

Schedule of Consolidated Statements of Operations
	For the Three Months Ended September 30, 2023
Consolidated statements of operations	As previously reported	Adjustments	As Revised
Revenues	4,400	(4,400)	-
Cost of revenues	(19,000)	19,000	-
Gross loss	(14,600)	14,600	-
General and administrative expenses	(1,576,400)	489,400	(1,087,000)
Total operating expenses	(1,581,000)	489,400	(1,091,600)
Other expenses, net	(28,100)	4,400	(23,700)
Loss from operations before income tax expenses	(1,623,700)	(26,500)	(1,650,200)
Net loss	(1,610,600)	(26,500)	(1,637,100)
	For the Nine Months Ended September 30, 2023
Consolidated statements of operations	As previously reported	Adjustments	As Revised
Revenues	24,000	(24,000)	-
Cost of revenues	(263,900)	263,900	-
Gross loss	(239,900)	239,900	-
General and administrative expenses	(4,748,200)	453,500	(4,294,700)
Total operating expenses	(4,773,900)	453,500	(4,320,400)
Other expenses, net	(32,400)	(165,000)	(197,400)
Loss from operations before income tax expenses	(5,046,200)	528,400	(4,517,800)
Net loss	(4,973,500)	528,400	(4,445,100)